Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation and Consolidation

Basis of Presentation and Consolidation

The accompanying interim condensed consolidated financial statements are unaudited. These condensed consolidated financial statements reflect all adjustments (which are of a normal recurring nature) that, in the opinion of Management, are necessary to fairly present the Company’s financial position, results of operations and cash flows as of and for the periods presented. The results of operations for these interim periods are not necessarily indicative of the operating results for future periods, including the fiscal year ending September 30, 2015.

These condensed consolidated financial statements and notes are presented in accordance with the rules and regulations of the United States Securities and Exchange Commission (“SEC”) relating to interim financial statements and in conformity with accounting principles generally accepted in the United States of America (“US GAAP”). Certain information and note disclosures normally included in annual financial statements prepared in accordance with US GAAP have been condensed or omitted in these condensed financial statements pursuant to SEC rules and regulations, although the Company believes that the disclosures made herein are adequate to make the information not misleading. These condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended September 30, 2014.

The condensed consolidated financial statements include the accounts of Ominto, Inc. and its subsidiaries. All significant intercompany transactions have been eliminated in consolidation.

Basis of Presentation and Consolidation

These consolidated financial statements and notes are presented in accordance with the rules and regulations of the United States Securities and Exchange Commission (“SEC”) in conformity with accounting principles generally accepted in the United States of America (“US GAAP”) and includes the accounts of DubLi, Inc. and its subsidiaries. All significant intercompany transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of these condensed consolidated financial statements, in conformity with US GAAP requires Management to make estimates and assumptions that affected the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities, at the date of the condensed consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results may differ from these estimates.

Use of Estimates

The preparation of these consolidated financial statements, in conformity with US GAAP requires Management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities, at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting years. Actual results may differ from these estimates.

Reclassifications of Prior Period Amounts

Reclassifications of Prior Period Amounts

Certain prior period amounts in the consolidated financial statements and notes thereto, have been reclassified to conform to current period’s presentation. However, total assets, total liabilities, revenues and net income were not changed as a result of those reclassifications.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board, (“FASB”), issued Accounting Standards Update No. 2014-09 Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”). The new revenue recognition standard provides a five-step analysis of transactions to determine when and how revenue is recognized. The core principle is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This ASU 2014-09 is effective for annual periods beginning after December 15, 2017 and shall be applied either retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. Early adoption is permitted as of the effective date. The Company is evaluating the potential impact of this adoption on its consolidated financial statements.

In August 2014, the FASB issued Accounting Standards Update No. 2014-15 Presentation of Financial Statements—Going Concern (Subtopic 205-40) (“ASU 2014-15”). ASU 2014-15 requires that for each annual and interim reporting period, an entity’s management should evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued (or within one year after the date that the financial statements are available to be issued when applicable). The amendments in ASU 2014-15 are effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In November 2014, the FASB issued Accounting Standards Update No. ASU 2014-17 Business Combinations (Topic 805): Pushdown Accounting (a consensus of the FASB Emerging Issues Task Force) (“ASU 2014-17”).  This ASU 2014-17 provides an acquired entity with an option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity.   The amendments in ASU 2014-17 are effective November 18, 2014 and an acquired entity can make an election to apply the guidance to future change-in-control events or to its most recent change-in-control event.  The effects of ASU 2014-17 will depend on any future events whereby we obtain control of an entity and elect to apply pushdown accounting.

In January 2015, the FASB issued Accounting Standards Update No. 2015-01 Income Statement -Extraordinary and Unusual Items (Subtopic 225-20): Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items (“ASU 2015-01”). This ASU 2015-01 is part of the FASB’s initiative to reduce complexity in accounting standards and eliminates from US GAAP the concept of extraordinary items, which were previously required to be segregated from the results of ordinary operations and shown separately in the income statement, net of tax, after income from continuing operations. Entities were also required to disclose applicable income taxes for the extraordinary item and either present or disclose earnings-per-share data applicable to the extraordinary item. Items which are considered both unusual and infrequent will now be presented separately within income from continuing operations in the income statement or disclosed in notes to the financial statements. This update is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. Companies may apply ASU 2015-01 prospectively, or may also apply the amendments retrospectively to all prior periods presented in the financial statements. Early adoption is permitted provided that the guidance is applied from the beginning of the fiscal year of adoption. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In February 2015, the FASB issued Accounting Standards Update No. 2015-02 Consolidation (Topic 810): Amendments to the Consolidation Analysis (“ASU 2015-02”). This ASU 2015-02 changes the analysis that a reporting entity must perform to determine whether it should consolidate certain types of legal entities. It is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2015. Early adoption is permitted, including adoption in an interim period. The Company is evaluating the potential impact of this adoption on its consolidated financial statements.

Recent Accounting Pronouncements

In April 2014, the Financial Accounting Standards Board (“FASB”) issued Update No. 2014-08 - Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity (“ASU 2014-08”). This update revised the guidance to be applied in determining when the discontinuation or disposal of operating activities and entities should be presented as discontinued operations in the financial statements. Under the previous guidelines, the reporting of discontinued operations was based upon two factors, relating to the elimination of operations and continued cash flows, and the continued involvement in the operations of the disposed component of an entity. Under the new guidance provided by ASU 2014-08, the reporting of discontinued operations will be based upon whether the disposal or discontinuation represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results.

Under the new guidance, the reporting of discontinued operations affects the presentation of the assets, liabilities and results of operations of the discontinued component or group of components, and does not affect comprehensive income or loss. ASU 2014-08 is effective for annual and interim reporting periods beginning on or after December 15, 2014. Early adoption is permitted if discontinued operations have not already been reported in financial statements previously issued or available for issuance. The Company has adopted the new guidance in its consolidated financial statements during fiscal 2013.

In May 2014, the FASB issued Update No. 2014-09 Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”). The new guidance provided by ASU 2014-09 is intended to remove inconsistencies and weaknesses in the existing revenue requirements, provide a more robust framework for addressing revenue issues, improve comparability, provide more useful information and simplify the preparation of financial statements. ASU 2014-09 is effective for annual and interim reporting periods beginning after December 15, 2016. Early adoption is not permitted. The Company is currently evaluating the impact that the new guidance may have on its consolidated financial statements.

In August 2014, the FASB issued ASU No. 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (“ASU 2014-15”). ASU 2014-15 will explicitly require management to assess an entity’s ability to continue as a going concern, and to provide related footnote disclosure in certain circumstances. The new standard will be effective for all entities in the first annual period ending after December 15, 2016 and earlier adoption is permitted. The Company is currently evaluating the impact that the new guidance may have on its consolidated financial statements.

Foreign Currency

Foreign Currency

Financial statements of foreign subsidiaries operating in other than highly inflationary economies are translated at period-end exchange rates for assets and liabilities and historical exchange rates during the period for income and expense accounts. The resulting translation adjustments are recorded within accumulated other comprehensive income or loss. Financial statements of subsidiaries operating in highly inflationary economies are translated using a combination of current and historical exchange rates and any translation adjustments are included in current earnings. Gains or losses resulting from foreign currency transactions are recorded in operating expense. The Company has no subsidiaries operating in highly inflationary economies.

In accordance with Accounting Standards Codification (“ASC”) 830, Foreign Currency Matters, companies with foreign operations or foreign currency transactions are required to prepare the statement of cash flows using the exchange rates in effect at the time of the cash flows. The Company uses an appropriately weighted average exchange rate for the period for translation if the result is substantially the same as if the rates at the dates of the cash flows were used. The condensed consolidated statement of cash flows reports the effect of exchange rate changes on cash balances held in foreign currencies as a separate part of the reconciliation of the change in cash and cash equivalents during the period.

Foreign Currency

Financial statements of foreign subsidiaries operating in other than highly inflationary economies are translated at year-end exchange rates for assets and liabilities and historical exchange rates during the year for income and expense accounts. The resulting translation adjustments are recorded within other comprehensive income or loss. Intercompany transaction gains or losses at each period end arising from subsequent measurement of balances for which settlement is not planned or anticipated in the foreseeable future are included as translation adjustments and recorded within other comprehensive income or loss. Financial statements of subsidiaries operating in highly inflationary economies are translated using a combination of current and historical exchange rates and any translation adjustments are included in current earnings. Loss resulting from foreign currency transactions for the year ended September 30, 2014 of approximately $127,000 and a gain of approximately $229,000 for the year ended September 30, 2013, respectively, have been recorded in selling, general and administrative expenses. The Company has no subsidiaries operating in highly inflationary economies.

In accordance with Accounting Standards Codification (“ASC”) 830, Foreign Currency Matters, companies with foreign operations or foreign currency transactions are required to prepare the statement of cash flows using the exchange rates in effect at the time of the cash flows. The Company uses an appropriately weighted average exchange rate for the year for translation if the result is substantially the same as if the rates at the dates of the cash flows were used. The consolidated statement of cash flows reports the effect of exchange rate changes on cash balances held in foreign currencies as a separate part of the reconciliation of the change in cash and cash equivalents during the year.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid instruments with original maturities of three months or less at the date of transaction to be cash equivalents.

The Company maintains its cash in bank deposit accounts in the United States, Cyprus and United Arab Emirates, which at times may exceed the federally insured limits in those countries. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk on cash and cash equivalents.

Restricted cash

Restricted cash

The Company has agreements with organizations that process credit card transactions of the Company. The credit card processors have financial risk of chargebacks associated with the credit card transactions because the processor generally forwards the cash proceeds to the Company soon after each transaction is completed but before the expiration of the time period in which the purchaser may request a refund. The Company’s agreements with the credit card processors allow them to create and maintain a reserve account by retaining a certain portion of the cash generated from the credit card transactions that would otherwise be delivered to the Company, herein known as “Restricted Cash”. The reserve requirement with each card processor is set at their respective fixed percentage for all transactions to be held and on their respective rolling term period from the date of the transaction.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company has adopted ASC 820, Fair Value Measurements and Disclosures (“ASC 820”) for measurement and disclosures about the fair value of its financial instruments. ASC 820 establishes a framework for measuring fair value in accordance with GAAP, and expands disclosures about fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, ASC 820 establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three levels of fair value hierarchy defined by ASC 820 are:

Level 1 - Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;

Level 2 - Inputs (other than quoted market prices included in Level1) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the instrument's anticipated life; and

Level 3 - Inputs reflect Management's best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model. Valuation of instruments includes unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

As defined by ASC 820, the fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale, which was further clarified as the price that would be received to sell an asset or paid to transfer a liability (“an exit price”) in an orderly transaction between market participants at the measurement date. The carrying amounts of the Company's financial assets and liabilities, such as cash and cash equivalents, restricted cash, accounts receivable, other receivables and prepaid expenses, deferred costs, accounts payable, Business Associates payable, other payables and accrued liabilities, amounts due to a related party, unearned subscription fees and advertising, and liability of discontinued operations approximate their fair values because of the short maturity of these instruments.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost. Computers and equipment, computer software, furniture and fixtures are depreciated over five years. Leasehold improvements included in furniture and fixtures are amortized on a straight-line basis over the term of the lease. Land is not amortized. The cost of maintenance and repairs of equipment is charged to expense when incurred. When the Company sells, disposes or retires property and equipment, the related gains or losses are included in operating results.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

In accordance with ASC 360, Property, Plant and Equipment - Subsequent Measurement (“ASC 360”), the Company reviews the carrying value of our long-lived assets annually or whenever events or changes in circumstances indicate that the historical cost-carrying value of an asset may no longer be appropriate. The Company assesses recoverability of the carrying value of the asset by estimating the future net cash flows expected to result from the asset, including eventual disposition. The estimate of cash flows is based upon, among other things, certain assumptions about expected future operating performance, growth rates and other factors. Estimates of undiscounted cash flows may differ from actual cash flows due to, among other things, technological changes, economic conditions, changes to the business model or changes in operating performance. If the sum of the undiscounted cash flows (excluding interest) is less than the carrying value, an impairment loss will be recognized, measured as the amount by which the carrying value exceeds the fair value of the asset. Fair value is determined using available market data, comparable asset quotes and/or discounted cash flow models.

Revenue Recognition

Revenue Recognition

The Company recognizes revenues in accordance with ASC 605, Revenue Recognition which requires that four basic criteria be met before revenues can be recognized: (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred or services have been rendered; (iii) the selling price is fixed and determinable; and (iv) collectability is reasonably assured. Determination of criteria (iii) and (iv) are based on Management's judgments regarding the fixed nature of the selling prices of the products delivered and the collectability of those amounts. Provisions for discounts and cash back to customers, estimated returns and allowances, and other adjustments are recorded in the same period the related revenues are recorded. The Company defers any revenues that are subject to refund, and, for which the product has not been delivered or the service has not been rendered.

DubLi has a global network marketing organization with Business Associate representatives in many countries throughout the world. The Company offers Business Associates a wide variety of products and services to sell to their customers, many of whom are also recruited to become Business Associates themselves. Business Associates earn commissions on sales of products and services that they sell directly, and earn commissions on “downstream” sales of products and services made by Business Associates that they recruit into the marketing network. The Company also offers various membership packages to customers and a Partner program whereby customers are recruited who shop on our DubLi Shopping Mall.

The Company’s revenue recognition policies for each of its products and services are as follows:

E-commerce and memberships

●

Business license fees - Business Associates pay an initial business license fee and partner program participants (excluding not-for-profit organizations) pay a setup fee for the marketing and training services provided by the Company which enables them to begin their sales operations in selling DubLi’s products and services. The business license fee or partner setup fee is recognized as revenue ratably over twelve months.

Effective March 2014, our Business Associates were no longer required pay a monthly fee to maintain their current membership status which was recorded as revenue in the respective period for which it was paid. Partner program participants continue to pay a monthly maintenance fee which is recorded as revenue in the respective period for which it was paid.

●	Membership subscription fees - (i) Effective April 2014 our Business Associates were required to purchase our membership subscription products for resale in the form of qualifying vouchers or membership packages for Business Associates or membership packages for DubLi’s customer as described under item (ii) below. These membership subscription products have a shelf life of twelve months. Revenue is recognized ratably over a twelve month period when any membership subscription product is activated or immediately upon expiry. Revenue is also recognized for breakage when a reasonable and reliable estimate can be made; and (ii) DubLi customers who purchase a Premium or a V.I.P. membership package pay a monthly or an annual subscription fee, respectively. The monthly subscription fee is recorded as revenue in the respective period for which it was paid and the annual subscription fee is recognized ratably over the subscription period.

●	Commission income - The Company receives varying percentages in commission income earned from merchants participating in its online shopping malls. These commissions are calculated based upon the agreed rates with the participating merchants on all our customers transactions processed through our online mall platform and are recognized on an accrual basis from data obtained from the merchant. A percentage of the commission income is payable, in the form of cash back, to the customer for all purchase transactions. This cash back amount due the customer is accrued as a deduction from commission income at the time the commission income is recognized.

●	Advertising and marketing - During fiscal year 2012, three advertising programs were introduced and sold to Business Associates which represented a pool of funds that were collected in advance of several planned television and telemarketing advertising campaigns to generate new DubLi.com Shopping Mall customers for our Business Associates and/or Partners. Several marketing packages were also introduced and sold during fiscal year 2013 which were no longer available as of September 2013. Revenues for the respective advertising and marketing programs are recognized at a fixed rate per customer allocated to Business Associates in accordance with the terms and obligations under the programs or upon breakage based upon the following criteria - (i) when the Business Associate became inactive for twelve months and redemption was deemed remote, (ii) when the Business Associate accepted an exchange under any replacement program, or (iii) when waivers and releases were obtained from the Business Associate.

Auctions (Discontinued operations)

Effective March 28, 2013, the Company discontinued its auctions program. Any remaining unused Credits owned by Business Associates following the discontinuance had been reclassified as a liability of discontinued operations. Credits breakage associated with inactive Business Associates are recognized as revenues after twelve months of the termination of the auctions program or when waivers and releases are obtained from Business Associates who have opted to accept any replacement program.

Prior to March 28, 2013, revenues from the auctions program were recorded on a net basis of (i) bidding Credits used and broken in auctions, (ii) sale of goods and handling fees, and (iii) net auctioned value of gift cards. Net auctioned value of gifts cards was arrived at based upon the auctioned face value of the gift card less its associated cost of the gift card.

Cost of Revenues

Cost of Revenues

Cost of revenues are principally commissions based upon each Business Associate's volume of sales, any “Down-line” sales by other Business Associates under the sponsoring Business Associate, and purchase transactions through our Shopping Malls made by customers under the sponsoring Business Associate. Commissions due to Business Associates at the time of such transaction are recorded as deferred costs until the corresponding revenues are recognized. Special incentive bonuses are recognized when the Business Associate meets the sales target goals or specific criteria, and are recorded as deferred costs which are then expensed ratably as the corresponding revenues are recognized.

Commissions and other incremental direct costs including credit card processing fees in connection with the auctions program had been fully expensed as of March 28, 2013 and reported as cost of revenues under discontinued operations.

Selling, General and Administrative Expenses

Selling, General and Administrative Expenses

Selling, general and administrative expenses include costs associated with advertising expenses, stock compensation, staff payroll costs, outside services, bank transaction fees, and other general administrative costs.

Comprehensive Income (loss)

Comprehensive Income (loss)

Comprehensive income (loss) is net earnings or loss after tax plus certain items that are recorded directly to stockholders’ equity. Other than foreign currency translation adjustments, the Company has no other comprehensive income (loss) components.

Income Taxes

Income Taxes

The Company accounts for income taxes in accordance with ASC 740, Income Taxes (“ASC 740”) under which deferred tax assets and liabilities are determined based on temporary differences between accounting and tax bases of assets and liabilities and net operating loss and credit carry forwards, using enacted tax rates in effect for the year in which the differences are expected to reverse. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized. A provision for income tax expense is recognized for income taxes payable for the current period, plus the net changes in deferred tax amounts.

In accordance with ASC 740-10, Accounting for Uncertainty in Income Taxes, the Company adopted a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. This interpretation also provides guidance on de-recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods and income tax disclosures.

In the event of a distribution of the earnings of certain international subsidiaries, the Company would be subject to withholding taxes payable on those distributions to the relevant foreign taxing authorities. Since the Company currently intends to reinvest undistributed earnings of these international subsidiaries indefinitely, the Company has made no provision for income taxes that might be payable upon the remittance or repatriation of these earnings. The Company has also not determined the amount of tax liability associated with an unplanned distribution of these permanently reinvested earnings. In the event that in the future the Company considers that there is a reasonable likelihood of the distribution of the earnings of these international subsidiaries (for example, if the Company intends to use those distributions to meet our liquidity needs), the Company will be required to make a provision for the estimated resulting tax liability, which will be subject to the evaluations and judgments of uncertainties described above.

The Company conducts business globally and, as a result, one or more of our subsidiaries file income tax returns in U.S. federal and state, and foreign jurisdictions. In the normal course of business, the Company is subject to examination by taxing authorities in the countries in which each respective company operates. The Company is currently under ongoing tax examinations in several countries. While such examinations are subject to inherent uncertainties, the Company does not currently anticipate that any such examination would have a material adverse impact on its consolidated financial statements.

Earnings (loss) per Share

Earnings (Loss) per Share

The Company computes basic earnings (loss) per share by dividing the income (loss) attributable to holders of common stock for the period by the weighted average number of shares of common stock outstanding during the period. The potential impact of all common stock equivalents were excluded from the number of shares outstanding used for purposes of computing net loss per share as the impact of such equivalents was anti-dilutive due to the loss from continuing operations. Potential dilutive securities, which consisted of outstanding stock options and other compensation arrangements not included in dilutive weighted average shares for the three months ended June 30, 2015 and 2014 were approximately 117,000 and nil, respectively, and for the nine months ended June 30, 2015 and 2014, were approximately 13,000 and 200,000, respectively.

Earnings (loss) per Share

The Company computes earnings (loss) per share in accordance with ASC 260, Earnings per Share which requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the consolidated statements of operations. Basic EPS is computed by dividing net income (loss) available to common stockholders by the weighted average number of shares outstanding during the year. Diluted EPS gives effect to all dilutive potential common stock outstanding during the year using the treasury stock method and any convertible preferred stock using the if-converted method. In computing diluted EPS, the average stock price for the year is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive.

For the year ended September 30, 2014, potential dilutive securities, which consisted of outstanding stock options and other compensation arrangements not included in dilutive weighted average shares amounted to approximately 0.3 million. For the year ended September 30, 2013, dilutive securities amounting to approximately 4.8 million included in the dilutive weighted average shares, consisted of outstanding stock options and other compensation arrangements.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718, Share-Based Compensation, which requires the use of the fair value method to determine compensation for all arrangements under which employees and others receive shares of stock or equity instruments (warrants and options). The fair value of each option award is estimated on the date of the stock option grant using the Black-Scholes valuation model that uses assumptions for expected volatility, expected dividends, expected term, and the risk-free interest rate. Expected volatility is based on weighted average of the historical volatility of the Company's common stock and selected peer group comparable volatilities and other factors estimated over the expected term of the options. The expected term of stock options granted is derived using the “simplified method” which computes expected term as the average of the sum of the vesting term plus the contract term. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant for the period of the expected term.

Segment Policy

Segment Policy

The Company derives its revenues from the E-Commerce cashback and Memberships segment which includes business license fees, membership subscription fees, commission income, and, advertising and marketing programs; and Auctions segment (reported as discontinued operations) as described in Note 12 - Segment Information.

Segment Policy

The Company derives its revenues from the E-Commerce and Memberships segment which includes business license fees, membership subscription fees, commission income, and, advertising and marketing programs; and Auctions segment (reported as discontinued operations). Management also evaluates its performance on the segments as a whole and in each of four major geographic regions as described in Note 14 - Segment Information.